Other disclosures (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Equivalent value in Reais of assets and liabilities
Cash and balances with the Brazilian Central Bank	R$ 126,022	R$ 174,605	R$ 230,881
Financial assets/liabilities held for trading	626,101	402,186	2,109,665
Financial assets - available-for-sale	11,665,952	9,787,622	4,142,821
Loans and receivables	18,703,454	28,061,831	36,418,917
Financial liabilities at amortized cost	0	0	0
Total	31,121,529	38,426,244	42,902,284
Liabilities
Equivalent value in Reais of assets and liabilities
Cash and balances with the Brazilian Central Bank	0	0	0
Financial assets/liabilities held for trading	2,982,336	371,100	2,276,540
Financial assets - available-for-sale	0	0	0
Loans and receivables	0	0	0
Financial liabilities at amortized cost	36,306,000	39,465,409	58,294,796
Total	R$ 39,288,336	R$ 39,836,509	R$ 60,571,336